Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax [Line Items]
Income Taxes
15. Income Taxes
At December 31, 2022, the company filed the tax returns as GRIID Holdco LLC as a partnership. At the closing of the merger on December 29, 2023, the limited liability company was converted into a
C-corporation,
succeeding the Adit federal identification number. The Merger resulted in the transfer of the partnership membership units for stock. Subsequent to the transaction, the Company’s former members own greater than 80% of the common stock, qualifying the transaction as a tax-free
exchange under IRC Section 351(a) (except to the extent of certain liabilities transferred). On the transfer of the partnership units, the Company terminated as a partnership under IRC Section 708(b)(1)(A). The former Company is a disregarded entity for income tax purposes subsequent to the transaction its operations.

The income tax provision (benefit) from continuing operations is summarized as follows:

	December 31, 2023	December 31, 2022
Current
Federal	$(53)	—
State	$52	—

Total current tax provision	(1)	—
Deferred
Federal	3,441	—
State	$622	$(298)

Total deferred income tax provision (benefit)	4,063	(298)
Change in valuation allowance	$1	$—

Total tax benefit	$4,063	$(298)

The tax effects of the primary temporary differences included in net deferred tax assets and liabilities consist of the following:

	December 31, 2023	December 31, 2022
Deferred Tax Assets
Net operating loss carryforwards	$—	$453
Cryptocurrency impairment and appreciation	1	—
Lease Liability	635	126
Accruals	50	—
Reserves	58	—
Capitalized expenses	24	7

Gross deferred tax assets	$768	$586
Valuation allowance - US	(21)	—

Net deferred tax assets	747	586

Deferred Tax Liabilities
Debt discount	(2,358)	(601)
Depreciation	(2,091)	(96)
Right-of-use asset	(602)	(110)
Other	—	(8)

Deferred tax liabilities	(5,051)	(815)

Net deferred tax assets (liabilities)	$(4,304)	$(229)

As of December 31, 2023 and 2022, the Company recorded a valuation allowance of approximately $21 and $0, respectively.
In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and taxing strategies in making this assessment. The Company primarily relies upon its reversing deferred tax liabilities to realize its deferred tax assets..
The Company has no federal or state operating loss carryforwards as of December 31, 2023.

The Company has not identified any uncertain tax positions requiring a reserve as of December 31, 2023 and 2022. The Company’s policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense. The Company did not accrue either interest or penalties for the years ended December 31, 2023 and 2022.
The statute of limitations for assessment by the IRS and state tax authorities is open for tax years ending December 31, 2020 through 2022 and December 31, 2018 through 2022, respectively. Currently, no federal or state income tax returns are under examination by the respective taxing authorities. As of December 31, 2023 and 2022, there were no material uncertain tax positions.
The following table reconciles the tax expense (benefit) based on the US federal statutory rate with actual tax expense (benefit):

	December 31, 2023	December 31, 2022
Income tax expense (benefit) at federal statutory tax rate	$(594)	$(13,000)
State taxes, net of federal tax expense (benefit)	(1,167)	(298)
Change in valuation allowance	1	—
Partnership C-Corp federal rate differential	529	13,000
Corporate DTA remeasurements	3,714	—
Partnership tax attribute write-offs	1,416	—
Provision to return	138	—
Other	26	—

Net deferred tax expense (benefit)	$4,063	$(298)